Cover	Aug. 17, 2023
Cover [Abstract]
DocumentType	8-K
Amendment Flag	false
DocumentPeriodEndDate	Aug. 17, 2023
file number	333-225433
registrant name	AVANT TECHNOLOGIES, INC.
Entity Central Index Key	0001740797
TaxIdentificationNumber	38-4053064
IncorporationStateCountryCode	NV
AddressLine1	5348 Vegas Drive
AddressCity	Las Vegas
AddressState	NV
AddressPostalZipCode	89108
City Area Code	702
Local Phone Number	509-1747
WrittenCommunications	false
solicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
EmergingGrowthCompany	true
ExTransitionPeriod	false